SCHEDULE OF FINANCIAL STATEMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Assets	$ 5,491,000	$ 6,262,000
Revenue	9,182,000	9,154,000
Net income loss	$ (13,094,000)	$ (16,690,000)